Retirement Plans	12 Months Ended
Jan. 02, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS
The Company has three non-contributory, defined benefit pension plans that provide retirement benefits to less than half of its domestic employees. The Company’s principal defined benefit pension plan provides benefits based on the employee’s years of service and final average earnings. Effective January 1, 2013, the Company closed this plan to new participants. The Company’s second plan provides benefits at a fixed rate per year of service for certain employees under a collective bargaining arrangement. The Company’s third non-contributory defined benefit pension plan, which no longer accrues future benefits, covers certain eligible PLG associates. Prior to the freezing of that plan, eligible PLG participants accrued pension benefits at a fixed unit rate based on the participant’s service and/or compensation.
The Company has a Supplemental Executive Retirement Plan (the “SERP”) for certain current and former employees that entitles a participating employee to receive payments from the Company following retirement based on the employee’s years of service and final average earnings (as defined in the SERP). Under the SERP, the employees can elect early retirement with a corresponding reduction in benefits. The Company also has individual deferred compensation agreements with certain former employees that entitle those employees to receive payments from the Company for a period of time that generally extends 15 to 18 years following retirement. The Company maintains life insurance policies with a cash surrender value of $64.6 million at January 2, 2016 and $59.5 million at January 3, 2015 that are intended to partially fund deferred compensation benefits under the SERP and deferred compensation agreements.
The Company has two defined contribution 401(k) plans covering substantially all domestic employees that provide for Company contributions based on earnings. The Company recognized expense for its defined contribution plans of $4.6 million, $4.7 million and $4.8 million in fiscal years 2015, 2014 and 2013, respectively.
The Company has certain defined contribution plans at foreign subsidiaries. Contributions to these plans were $1.5 million, $1.2 million and $1.5 million in fiscal years 2015, 2014 and 2013, respectively. The Company also has a benefit plan at a foreign location that provides for retirement benefits based on years of service. The obligation recorded under this plan was $1.9 million at January 2, 2016 and $2.2 million at January 3, 2015 and was recognized as a deferred compensation liability on the consolidated balance sheets.
The following summarizes the status of and changes in the Company’s assets and related obligations for its pension plans (which include the Company’s defined benefit pension plans and the SERP) for the fiscal years 2015 and 2014:

	Fiscal Year
(In millions)	2015	2014
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$432.9	$395.4
Service cost pertaining to benefits earned during the year	9.0	7.2
Interest cost on projected benefit obligations	18.5	20.3
Actuarial (gains) losses	(50.1)	66.2
Benefits paid to plan participants	(17.5)	(32.2)
Settlements	—	(24.0)
Projected benefit obligations at end of the year	$392.8	$432.9
Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	$302.1	$319.6
Actual return on plan assets	(6.2)	32.5
Company contributions - pension	—	3.9
Company contributions - SERP	2.4	2.3
Benefits paid to plan participants	(17.5)	(32.2)
Settlements	—	(24.0)
Fair value of pension assets at end of the year	$280.8	$302.1
Funded status	$(112.0)	$(130.8)
Amounts recognized in the consolidated balance sheets:
Non-current assets	$1.6	$1.1
Current liabilities	(4.0)	(3.8)
Non-current liabilities	(109.6)	(128.1)
Net amount recognized	$(112.0)	$(130.8)
Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amounts net of tax: $(12.7) and $(41.5))	$(18.2)	$(62.6)
Unrecognized prior service cost (amounts net of tax: $(0.1) and $(0.1))	(0.1)	(0.1)
Net amount recognized	$(18.3)	$(62.7)
Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	$(112.0)	$(130.8)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	58.4	53.4
Net funded status of pension plans and SERP (supplemental)	$(53.6)	$(77.4)

The accumulated benefit obligations for all defined benefit pension plans and the SERP were $375.5 million at January 2, 2016 and $412.3 million at January 3, 2015.
The following is a summary of net pension and SERP expense recognized by the Company:

	Fiscal Year
(In millions)	2015	2014	2013
Service cost pertaining to benefits earned during the year	$9.0	$7.2	$9.0
Interest cost on projected benefit obligations	18.5	20.3	18.8
Expected return on pension assets	(20.5)	(22.1)	(21.0)
Net amortization loss	20.9	7.5	30.5
Settlement gain	—	(1.0)	—
Net pension expense	$27.9	$11.9	$37.3
Less: SERP expense	7.8	7.6	8.1
Qualified defined benefit pension plans expense	$20.1	$4.3	$29.2

The actuarial loss and prior service cost included in accumulated other comprehensive loss and expected to be recognized in net periodic pension expense during 2016 is $4.9 million and $0.1 million, respectively.
The weighted-average actuarial assumptions used to determine the benefit obligation amounts and the net periodic benefit cost for the Company’s pension and post-retirement plans are as follows:

	Fiscal Year
	2015	2014
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	5.00%	4.37%
Rate of compensation increase - pension	4.85%	4.85%
Rate of compensation increase - SERP	7.00%	7.00%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	4.37%	5.26%
Expected long-term rate of return on plan assets	7.50%	7.50%
Rate of compensation increase - pension	4.85%	4.85%
Rate of compensation increase - SERP	7.00%	7.00%

Unrecognized net actuarial losses exceeding certain corridors are amortized over one of two amortization periods, based on each plan's election. The amortization period is either a five-year period, unless the minimum amortization method based on average remaining service periods produces a higher amortization; or, over the average remaining service period of participants expected to receive benefits. The Company utilizes a bond matching calculation to determine the discount rate. A hypothetical bond portfolio is created based on a presumed purchase of high-quality corporate bonds with maturities that match the plan’s expected future cash outflows. The discount rate is the resulting yield of the hypothetical bond portfolio. The discount rate is used in the calculation of the year-end pension liability and service cost for the subsequent year.
The long-term rate of return is based on overall market expectations for a balanced portfolio with an asset mix similar to the Company’s, utilizing historic returns for broad market and fixed income indices. The Company’s investment policy for plan assets uses a blended approach of U.S. and foreign equities combined with U.S. fixed income investments. The target investment allocations as of January 2, 2016 were 65% in equity securities and 35% in fixed income securities. Within the equity and fixed income classifications, the investments are diversified. The Company’s asset allocations by asset category and fair value measurement are as follows:

	January 2, 2016
(In millions)	Level 1	Level 2	Level 3	Total
Equity securities	$—	$169.8	$—	$169.8	60.5%
Fixed income investments	—	99.2	0.3	99.5	35.4%
Other	—	—	11.5	11.5	4.1%
Fair value of plan assets	$—	$269.0	$11.8	$280.8	100.0%

	January 3, 2015
(In millions)	Level 1	Level 2	Level 3	Total
Equity securities	$—	$195.6	$—	$195.6	64.7%
Fixed income investments	—	105.9	0.3	106.2	35.2%
Other	—	—	0.3	0.3	0.1%
Fair value of plan assets	$—	$301.5	$0.6	$302.1	100.0%

The Company expects to contribute approximately $1.5 million to its qualified defined benefit pension plans and $3.9 million to the SERP in fiscal 2016.
Expected benefit payments for the fiscal years subsequent to January 2, 2016 are as follows:

(In millions)	2016	2017	2018	2019	2020	2021-2025
Expected benefit payments	$20.1	$20.4	$20.9	$21.3	$22.0	$119.5